Commitments and Contingencies	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies
Commitments and Contingencies

19. Commitments and Contingencies

(a) Operating lease commitments

The Group has operating lease agreements principally for its office properties in the PRC. Such leases have remaining terms ranging from six to 240 months and are renewable upon negotiation. Rental expenses were $21,757,001, $24,418,965 and $23,033,850, for the years ended December 31, 2011, 2012 and 2013, respectively.

Future minimum lease payments under non-cancelable operating lease agreements at December 31, 2013 were as follows:

Amount
Year Ended December 31	$
2014	19,916,212
2015	12,081,983
2016	8,166,279
2017	4,576,659
2018	4,311,688
Then thereafter	32,406,039
Total	81,458,860

(b) Fund investment commitments

The Group had an total investment commitment of RMB60,000,000 (equivalent to $9,841,080) to the Wuling Center (Note 4). RMB42,000,000 ($6,888,756) were paid as of December 31, 2013 and the remaining investment commitment of RMB18,000,000 ($2,952,324) is payable upon the fund’s demand.

(c) Properties payment commitments

The Group had a commitment of $100,057,425 for properties to be held for sales, $60,076,026 was paid and recorded as advance payment for properties to be held for sale. The remaining commitment of $39,981,399 is payable within one year.

The Group had a commitment of $8,161,056 for two floors of an office building which will be used as offices by one subsidiary of the Group. $2,931,478 was paid as of December 31, 2013 and recorded as other non-current assets. The remaining commitment of $5,229,578 is payable within one year.

(d) Investment commitment

The Group entered into a share purchase agreement with Jupai Holding Inc. and Century Crest Global Limited for the purchase of shares of Jupai Investment Group in December 2013. Pursuant to the agreement, the Group will purchase 12,918,340 Series B Shares and 12,918,340 ordinary shares at RMB96,000,000 ($15,745,728). Immediately after the Closing, the purchased shares shall collectively represent 20% of the equity interests in Jupai Investment Group (calculated on a fully diluted and as-converted basis). The transaction is expected to be closed in April 2014.

(e) Contingencies

The Group is subject to claims and legal proceedings that arise in the ordinary course of its business. Each of these matters is subject to various uncertainties, and it is possible that some of these matters may be decided unfavorably to the Group. The Group does not believe that any of these matters will have a material adverse effect on its business, assets or operations. The Group also assessed all currently pending matters and concluded that the possibility of an asset had been impaired or a liability had been incurred at the date of the financial statements was remote.

The Group has a clawback obligation to the Fund for which the Group acts as the general partner. Carried interest is subject to clawback to the extent that the limited partners have not received a certain level of aggregate distributions or the carried interest exceeds a certain level based on cumulative results. The Group did not recognize any carried interest income for the years ended December 31, 2012 and 2013; nor did the Group have any clawback obligations for those periods.